OneMain Acquisition - Purchase Price Allocation (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 15, 2015	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash consideration			$ 3,902	$ 0	$ 0
Fair value of liabilities assumed:
Goodwill			1,440	0
Acquired Personal - not credit impaired at acquisition	$ 8,100
Acquired Receivables - Impaired, Gross Contractual Amount	11,600
Acquired Receivables - Imparied, Estimated Uncollectible	2,200
OneMain
Business Acquisition [Line Items]
Cash consideration	4,500	$ 4,478
Fair value of assets acquired:
Cash and cash equivalents (a)		958
Investment securities		1,294
Intangibles (b)		555
Other assets		247
Fair value of liabilities assumed:
Long-term debt		(7,725)
Unearned premium, insurance policy and claims reserves		(936)
Other liabilities		(156)
Goodwill		1,440
Unearned premiums and claims reserves		$ 409
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Cash consideration			3,902	0	$ 0
Fair value of liabilities assumed:
Goodwill			$ 1,440	$ 0
Scenario, Previously Reported [Member] | OneMain
Fair value of assets acquired:
Personal loans	$ 8,801